CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	Cumulative Effect, Period of Adoption, Adjustment	Cumulative Effect, Period of Adoption, Adjusted Balance	Total equity before NCI	Total equity before NCI Cumulative Effect, Period of Adoption, Adjustment	Total equity before NCI Cumulative Effect, Period of Adoption, Adjusted Balance	Common shares	Common shares Cumulative Effect, Period of Adoption, Adjusted Balance	Additional paid-in capital	Additional paid-in capital Cumulative Effect, Period of Adoption, Adjusted Balance	Accumulated other comprehensive loss	Accumulated other comprehensive loss Cumulative Effect, Period of Adoption, Adjusted Balance	Retained loss	Retained loss Cumulative Effect, Period of Adoption, Adjustment	Retained loss Cumulative Effect, Period of Adoption, Adjusted Balance	NCI	NCI Cumulative Effect, Period of Adoption, Adjusted Balance
Beginning balance at Dec. 31, 2018	$ 3,035			$ 2,883			$ 10		$ 3,491		$ (7)		$ (611)			$ 152
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Other comprehensive income (loss)	1			1							1
Share-based compensation charge	1			1					1
Fair Value adjustment AOD Redeemable NCI	(1)			(1)									(1)
Net loss	(295)			(295)									(295)
Ending balance at Mar. 31, 2019	2,741			2,589			10		3,492		(6)		(907)			152
Beginning balance at Dec. 31, 2018	3,035			2,883			10		3,491		(7)		(611)			152
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Other comprehensive income (loss)	(3)
Ending balance at Jun. 30, 2019	2,533			2,383			10		3,493		(10)		(1,110)			150
Beginning balance at Mar. 31, 2019	2,741			2,589			10		3,492		(6)		(907)			152
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Other comprehensive income (loss)	(4)			(4)							(4)
Share-based compensation charge	1			1					1
Net loss	(205)			(203)									(203)			(2)
Ending balance at Jun. 30, 2019	2,533			2,383			10		3,493		(10)		(1,110)			150
Beginning balance at Dec. 31, 2019	1,793	$ (143)	$ 1,650	1,642	$ (143)	$ 1,499	10	$ 10	3,496	$ 3,496	(13)	$ (13)	(1,851)	$ (143)	$ (1,994)	151	$ 151
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Purchase option on non-controlling interest	(11)															11
Other comprehensive income (loss)	(16)			(16)							(16)
Share-based compensation charge	1			1					1
Fair Value adjustment AOD Redeemable NCI	27			27									27
Net loss	(1,565)			(1,564)									(1,564)			(1)
Ending balance at Mar. 31, 2020	$ 86			(53)			10		3,497		(29)		(3,531)			139
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accounting Standards Update [Extensible List]	us-gaap:AccountingStandardsUpdate201613Member
Beginning balance at Dec. 31, 2019	$ 1,793	$ (143)	$ 1,650	1,642	$ (143)	$ 1,499	10	$ 10	3,496	$ 3,496	(13)	$ (13)	(1,851)	$ (143)	$ (1,994)	151	$ 151
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Other comprehensive income (loss)	(22)
Ending balance at Jun. 30, 2020	$ (98)			(236)			10		3,498		(35)		(3,709)			138
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accounting Standards Update [Extensible List]	us-gaap:AccountingStandardsUpdate201613Member
Beginning balance at Mar. 31, 2020	$ 86			(53)			10		3,497		(29)		(3,531)			139
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Other comprehensive income (loss)	(6)			(6)							(6)
Share-based compensation charge	1			1					1
Fair Value adjustment AOD Redeemable NCI	3			3									3
Net loss	(182)			(181)									(181)			(1)
Ending balance at Jun. 30, 2020	$ (98)			$ (236)			$ 10		$ 3,498		$ (35)		$ (3,709)			$ 138